LEASES	12 Months Ended
Jul. 31, 2012
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]

6. LEASES:

     The Company’s real estate operations encompass both owned and leased properties. The current leases on leased property, most of which have options to extend the terms, range from 9 years to 31 years. Certain of the leases provide for additional rentals under certain circumstances and obligate the Company for payments of real estate taxes and other expenses.

     Rental expense for leased real property for each of the three fiscal years in the period ended July 31, 2012 was exceeded by sublease rental income, as follows:

	2012	2011	2010
Minimum rental expense	$1,752,764	$1,709,197	$2,108,028
Contingent rental expense	743,248	726,340	1,594,141
	2,496,012	2,435,537	3,702,169
Sublease rental income	6,222,388	5,807,901	7,405,626
Excess of sublease income over expense	$3,726,376	$3,372,364	$3,703,457

     Rent expense related to an affiliate principally owned by certain directors of the Company totaled $825,000 for fiscal years ended July 31, 2012, 2011 and 2010. The rent expense is derived from two leases which expire July 31, 2027 and April 30, 2031, respectively. Rent expense is recognized on a straight-line basis over the lives of the leases.

     Future minimum non-cancelable rental commitments for operating leases with initial or remaining terms of one year or more are payable as follows:

Operating
Fiscal Year	Leases
2013	$1,729,116
2014	1,730,725
2015	1,731,609
2016	1,731,609
2017	1,731,609
After 2017	19,825,083
Total required*	$28,479,751
____________________

*	Minimum payments have not been reduced by minimum sublease rentals of $38,660,505 under operating leases due in the future under non-cancelable leases.